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                        GMACM Home Loan Trust 2006-HLTV1
              GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                            03/31/06
Determination Date                             04/20/06
Record Date                                    04/24/06
Payment Date                                   04/25/06
Actual Days in Accrual Period (30/360)               26
Accrual Period (30/360)                              30

Servicing Certificate
Beginning Pool Balance                   229,865,170.29
Beginning PFA                                      0.00
Ending Pool Balance                      226,879,889.70
Ending PFA Balance                                    -
Principal Collections                      2,985,280.59
Principal Draws                                       -
Net Principal Collections                  2,985,280.59

Active Loan Count                                 4,751

Net Interest Collections                   1,212,889.03

Weighted Average Net Loan Rate                12.32866%
Substitution Adjustment Amount                     0.00

Excess Spread Cash                           172,047.76

                                          Beginning        Ending                                    Interest Security
Term Notes                                 Balance        Balance      Factor   Principal  Interest  Shortfalls  %       Coupon
Class A-1                                 94,023,000.00 90,865,671.65 0.9664196 3,157,328.33 34,264.82    0.00   39.53%    4.9225%
Class A-2                                 28,687,000.00 28,687,000.00 1.0000000       0.00  133,155.49    0.00   12.48%    5.5700%
Class A-3                                 36,622,000.00 36,622,000.00 1.0000000       0.00  170,597.48    0.00   15.93%    5.5900%
Class A-4                                 41,632,000.00 41,632,000.00 1.0000000       0.00  201,568.27    0.00   18.11%    5.8100%
Class A-5                                 28,901,170.00 28,901,170.00 1.0000000       0.00  144,746.69    0.00   12.57%    6.0100%

Certificates                                  -              -           -          -             0.00    -        -         -

Beginning Overcollateralization Amount             0.29
Overcollateralization Amount Increase (Decrea172,047.76
Outstanding Overcollateralization Amount     172,048.05
Target Overcollateralization Amount       13,791,910.22

Credit Enhancement Draw Amount                     0.00
Unreimbursed Credit Enhancer Prior Draws           0.00


                                                   Number     Percent       Foreclosure         Bankruptcy        REO
                                        Balance   of Loans   of Balance   Units     Dollars   Units   Dollars    Units     Dollars
Delinquent Loans (30 Days)*          773,133.62      16        0.34%        0              -    0            -     0           -
Delinquent Loans (60 Days)*           27,699.19      1         0.01%        0              -    0            -     0           -
Delinquent Loans (90 Days)*                   -      0         0.00%        0              -    0            -     0           -
Delinquent Loans (120 Days)*                  -      0         0.00%        0              -    0            -     0           -
Delinquent Loans (150 Days)*                  -      0         0.00%        0              -    0            -     0           -
Delinquent Loans (180+ Days)*                 -      0         0.00%        0              -    0            -     0           -
REO                                           -      0         0.00%
Foreclosures                                  -      0         0.00%
Bankruptcies                          74,885.97      1         0.03%

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                       Liquidation To-Date
Beginning Cumulative Loss Amount                   0.00
Current Month Loss Amount                          0.00
Current Month Recoveries                           0.00
                                      ------------------
                                      ------------------
Ending Cumulative Loss Amount                      0.00         0.00


                                       Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount 0.00
Current Month Net Principal Recovery Amount        0.00
                                      ------------------
                                      ------------------
Ending Cumulative Net Principal Recovery Amount    0.00

                                       Special Hazard      Fraud          Bankruptcy
Beginning Amount                                   0.00         0.00       0.00
Current Month Loss Amount                          0.00         0.00       0.00
Ending Amount                                         -            -          -

Extraordinary Event Losses                         0.00
Excess Loss Amounts                                0.00

Current Month Repurchases Units                       0
Current Month Repurchases ($)                      0.00




Cash Flows Received
Principal Collections                      2,985,280.59
Interest Collections                       1,308,666.18
Servicer Advances                                  0.00
Substitution Adjustment Amount                     0.00
Recovery Amounts                                   0.00
                                      ------------------
                                      ------------------
Total Cash Flows Received                  4,293,946.77

Cash Flows Distributed
Principal Distribution                     3,157,328.35
Interest Distribution                        984,332.75
Residual Amount - Certificates                     0.00
Servicer Advances - Reimbursement                  0.00
GMACM Service Fee                             95,777.15
GMACM Recovery Fee                                 0.00
Credit Enhancer Fee - FGIC                    56,508.52
                                      ------------------
                                      ------------------
Total Cash Flows Distributed               4,293,946.77

Net Cash Flows Remaining                           0.00

Trigger Analysis

Step Down Date                               No

Cumulative Liquidation Loss Amount Percentag0.00%
Target Liquidation Loss Percentage          0.00%
Liquidation Loss Amount Trigger              No

6 month Average Liquidation Loss Amount     0.00
60 Percent Remaining in Note Payment Acco103,228.66
6 months Liquidation Loss Amount Trigger     No

Step Up Date - Class A-5                     No

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